Equity Incentive Plan	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan
Equity Incentive Plan
In April 1999, the stockholders of the Company approved the Wilson Bank Holding Company 1999 Stock Option Plan (the “1999 Stock Option Plan”). The Stock Option Plan provided for the granting of stock options, and authorized the issuance of common stock upon the exercise of such options, for up to 200,000 shares of common stock, to officers and other key employees of the Company and its subsidiary. Furthermore, the Company and its subsidiary could reserve additional shares for issuance under the 1999 Stock Option Plan as needed in order that the aggregate number of shares that may be issued during the term of the 1999 Stock Option Plan is equal to five percent (5%) of the shares of common stock then issued and outstanding. The 1999 Stock Option Plan terminated on April 13, 2009, and no additional rewards may be issued under the 1999 Stock Option Plan. The awards granted under the 1999 Stock Option Plan prior to the plan's termination will remain outstanding until exercised or otherwise terminated.
In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan was effective as of April 14, 2009 and replaced the 1999 Stock Option Plan. Under the 2009 Stock Option Plan, awards may be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards may be granted under the 2009 Stock Option Plan is 100,000 shares. As of December 31, 2017, the Company has available to grant 50,722 options to employees pursuant to the 2009 Stock Option Plan.
Under the 2009 Stock Option Plan, stock option awards may be granted in the form of incentive stock options or nonstatutory stock options and are generally exercisable for up to ten years following the date such option awards are granted. Exercise prices of incentive stock options must be equal to or greater than 100% of the fair market value of the common stock on the grant date.
During the second quarter of 2016, the Company’s shareholders approved the Wilson Bank Holding Company 2016 Equity Incentive Plan, which authorizes awards of up to 750,000 shares of common stock. The 2016 Equity Incentive Plan was approved by the Board of Directors and effective as of January 25, 2016 and approved by the Company’s shareholders on April 12, 2016. On September 26, 2016, the Board of Directors approved an amendment and restatement of the 2016 Equity Incentive Plan (as amended and restated the “2016 Equity Incentive Plan”) to make clear that directors who are not also employees of the Company may be awarded stock appreciation rights. The primary purpose of the 2016 Equity Incentive Plan is to promote the interest of the Company and its shareholders by, among other things, (i) attracting and retaining key officers, employees and directors of, and consultants to, the Company and its subsidiaries and affiliates, (ii) motivating those individuals by means of performance-related incentives to achieve long-range performance goals, (iii) enabling such individuals to participate in the long-term growth and financial success of the Company, (iv) encouraging ownership of stock in the Company by such individuals, and (v) linking their compensation to the long-term interests of the Company and its shareholders. Except for certain limitations, awards can be in the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares and restricted share units, performance awards and other stock-based awards. As of December 31, 2017, the Company has 501,670 shares remaining available for issuance under the 2016 Equity Incentive Plan.
The fair value of each stock option and cash-settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2017, 2016 and 2015:

	2017	2016	2015
Expected dividends	1.27%	1.21%	1.00%
Expected term (in years)	7.79	8.71	8.96
Expected stock price volatility	26%	26%	22%
Risk-free rate	2.23%	2.02%	2.02%

The expected stock price volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.
A summary of the stock option and cash-settled SAR activity for 2017, 2016 and 2015 is as follows:

	2017		2016		2015
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	183,747	$38.09	49,895	$30.19	58,092	$28.52
Granted	112,333	40.87	140,997	40.36	4,333	36.23
Exercised	(5,078)	29.65	(5,545)	27.38	(10,177)	23.69
Forfeited or expired	(5,222)	39.22	(1,600)	28.44	(2,353)	28.22
Outstanding at end of year	285,780	$39.31	183,747	$38.09	49,895	$30.19
Options and cash-settled SARs exercisable at year end	42,256	$36.66	13,553	$29.29	13,085	$28.55

The following table summarizes information about stock options and cash-settled SARs for the year ended December 31, 2017:

	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/17	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/17	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
$22.22 - $33.56	28,751	$29.55	2.83 years	12,956	$29.01	2.42 years
$33.57 - $42.75	257,029	$40.40	8.83 years	29,300	$40.05	8.67 years
	285,780			42,256
Aggregate intrinsic value (in thousands)	$1,553			$342

The weighted average fair value at the grant date of options and cash-settled SARs granted during the years 2017, 2016 and 2015 was $12.59, $11.29 and $12.72, respectively. The total intrinsic value of options and cash-settled SARs exercised during the years 2017, 2016 and 2015 was $62,000, $65,000 and $129,000, respectively.
As of December 31, 2017, there was $2,705,000 of total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. The cost is expected to be recognized over a weighted-average period of 3.98 years.